Working Capital - Summary of Analysis of Provisions for Obsolescence of Inventories (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Inventory provisions [abstract]
Balance at beginning of the year	£ 88	£ 73	£ 53
Exchange differences	(2)	(1)	5
Income statement charge		41	33
Utilised	(15)	(25)	(15)
Sale of businesses			(3)
Ending balance	£ 71	£ 88	£ 73